CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income	$ 1,560	$ 525	$ 1,264
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	136	(102)	(42)
Other comprehensive income	1,696	423	1,222
Other comprehensive (income) loss attributable to non-controlling interest	(10)	2	(13)
Other comprehensive income attributable to Highway Holdings Limited's shareholders	$ 1,686	$ 425	$ 1,209